UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)
Common Stocks 94.0%
Consumer Discretionary 12.4%
Diversified Consumer Services 1.0%
Regis Corp. (a)	1,218,150	20,428,376
Hotels Restaurants & Leisure 3.9%
Brinker International, Inc. (a)	1,345,475	21,191,231
International Speedway Corp. "A" (a)	792,850	18,148,337
LIFE TIME FITNESS, Inc.* (a)	601,250	20,424,462
Sonic Corp.* (a)	2,550,494	19,562,289

		79,326,319
Household Durables 2.0%
Helen of Troy Ltd.* (a)	869,000	19,339,595
Jarden Corp.	783,880	21,117,727

		40,457,322
Internet & Catalog Retail 0.8%
NutriSystem, Inc. (a)	900,249	15,808,372
Leisure Equipment & Products 1.0%
JAKKS Pacific, Inc.* (a)	1,389,980	20,710,702
Specialty Retail 0.9%
RadioShack Corp.	983,580	18,176,558
Textiles, Apparel & Luxury Goods 2.8%
Hanesbrands, Inc.* (a)	786,550	18,830,007
Jones Apparel Group, Inc. (a)	1,289,675	19,835,202
Wolverine World Wide, Inc. (a)	779,075	19,687,225

		58,352,434
Consumer Staples 6.0%
Beverages 0.9%
Central European Distribution Corp.* (a)	848,179	19,406,335
Food & Staples Retailing 1.1%
Nash Finch Co. (a)	565,375	22,202,276
Food Products 2.0%
Corn Products International, Inc.	677,375	23,118,809
Del Monte Foods Co. (a)	1,377,725	17,965,534

		41,084,343
Tobacco 2.0%
Universal Corp. (a)	510,773	18,214,165
Vector Group Ltd. (a)	1,170,470	22,297,454

		40,511,619
Energy 7.6%
Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.* (a)	811,650	20,356,182
Cal Dive International, Inc.* (a)	4,041,825	18,471,140
Superior Energy Services, Inc.* (a)	973,800	20,936,700

		59,764,022
Oil, Gas & Consumable Fuels 4.7%
Contango Oil & Gas Co.* (a)	480,225	21,057,866
Forest Oil Corp.* (a)	705,900	18,438,108
SM Energy Co. (a)	473,625	17,993,014
Tesoro Corp. (a)	1,679,932	18,865,637
W&T Offshore, Inc. (a)	2,254,648	20,382,018

		96,736,643
Financials 20.9%
Capital Markets 2.8%
Investment Technology Group, Inc.* (a)	1,416,750	18,828,608
Raymond James Financial, Inc. (a)	822,000	18,971,760
Waddell & Reed Financial, Inc. "A" (a)	875,993	20,156,599

		57,956,967
Commercial Banks 3.6%
BancorpSouth, Inc. (a)	1,093,325	13,939,894
Bank of Hawaii Corp. (a)	447,700	19,994,282
FirstMerit Corp. (a)	1,210,130	20,935,249
Fulton Financial Corp. (a)	2,340,175	19,376,649

		74,246,074
Consumer Finance 0.4%
Cash America International, Inc. (a)	286,070	8,762,324
Insurance 7.2%
Allied World Assurance Co. Holdings Ltd. (a)	449,519	22,642,272
Argo Group International Holdings Ltd. (a)	662,594	20,189,239
Aspen Insurance Holdings Ltd.	741,900	21,069,960
Endurance Specialty Holdings Ltd. (a)	572,100	21,076,164
Hanover Insurance Group, Inc. (a)	484,050	20,998,089
Platinum Underwriters Holdings Ltd. (a)	551,175	22,162,747
Protective Life Corp. (a)	988,058	18,456,923

		146,595,394
Real Estate Investment Trusts 6.0%
Alexandria Real Estate Equities, Inc. (REIT) (a)	315,975	21,919,186
Anworth Mortgage Asset Corp. (REIT) (a)	2,968,350	20,214,463
CBL & Associates Properties, Inc. (REIT) (a)	1,696,175	20,693,335
CommonWealth REIT (REIT) (a)	825,193	19,903,655
Hospitality Properties Trust (REIT)	1,025,250	20,043,638
Medical Properties Trust, Inc. (REIT) (a)	2,051,311	20,184,900

		122,959,177
Thrifts & Mortgage Finance 0.9%
Washington Federal, Inc. (a)	1,192,525	17,017,332
Health Care 8.7%
Health Care Equipment & Supplies 2.8%
Alere, Inc.* (a)	733,313	20,510,765
STERIS Corp. (a)	677,550	19,493,113
Teleflex, Inc.	341,700	16,422,102

		56,425,980
Health Care Providers & Services 5.9%
Amedisys, Inc.* (a)	838,177	19,378,652
AmSurg Corp.* (a)	1,154,354	19,243,081
Healthspring, Inc.*	1,226,900	25,470,444
LifePoint Hospitals, Inc.* (a)	659,950	20,075,679
MEDNAX, Inc.* (a)	362,450	16,795,933
Owens & Minor, Inc. (a)	755,975	20,154,294

		121,118,083
Industrials 15.0%
Aerospace & Defense 2.0%
Alliant Techsystems, Inc.*	318,975	21,020,453
Esterline Technologies Corp.* (a)	447,425	20,581,550

		41,602,003
Building Products 1.0%
Ameron International Corp. (a)	356,201	20,075,488
Commercial Services & Supplies 2.7%
RINO International Corp.* (a)	1,001,867	14,777,538
The Brink's Co. (a)	1,034,700	19,524,789
The Geo Group, Inc.* (a)	993,742	21,961,698

		56,264,025
Construction & Engineering 2.0%
EMCOR Group, Inc.* (a)	853,550	19,409,727
Tutor Perini Corp.* (a)	1,076,182	21,265,356

		40,675,083
Electrical Equipment 2.9%
EnerSys* (a)	894,850	19,749,339
General Cable Corp.* (a)	876,600	19,504,350
GrafTech International Ltd.* (a)	1,374,925	19,331,446

		58,585,135
Machinery 1.0%
Barnes Group, Inc. (a)	1,291,950	19,650,560
Marine 0.9%
Diana Shipping, Inc.*	1,508,050	17,930,715
Professional Services 0.7%
Kelly Services, Inc. "A"* (a)	1,383,650	14,445,306
Road & Rail 0.8%
Ryder System, Inc. (a)	450,125	17,271,296
Trading Companies & Distributors 1.0%
GATX Corp. (a)	778,500	21,253,050
Information Technology 11.0%
Communications Equipment 1.7%
CommScope, Inc.*	844,775	15,839,531
Plantronics, Inc. (a)	678,375	18,526,422

		34,365,953
Computers & Peripherals 1.9%
Lexmark International, Inc. "A"* (a)	579,525	20,277,580
Synaptics, Inc.* (a)	730,725	19,305,754

		39,583,334
Electronic Equipment, Instruments & Components 1.7%
Anixter International, Inc.* (a)	438,975	20,140,173
Jabil Circuit, Inc. (a)	1,400,550	14,355,637

		34,495,810
Internet Software & Services 1.1%
EarthLink, Inc. (a)	2,645,950	22,649,332
IT Services 2.1%
CACI International, Inc. "A"* (a)	499,900	20,400,919
DST Systems, Inc.	560,000	22,814,400

		43,215,319
Semiconductors & Semiconductor Equipment 0.9%
Microsemi Corp.* (a)	1,355,450	18,976,300
Software 1.6%
Jack Henry & Associates, Inc. (a)	847,927	19,960,202
Net 1 UEPS Technologies, Inc.* (a)	1,020,489	11,745,828

		31,706,030
Materials 7.2%
Chemicals 2.9%
OM Group, Inc.* (a)	768,850	19,682,560
RPM International, Inc. (a)	1,098,100	18,557,890
Scotts Miracle-Gro Co. "A" (a)	476,850	22,521,625

		60,762,075
Metals & Mining 4.3%
Gammon Gold, Inc.* (a)	2,996,134	21,452,319
New Gold, Inc.* (a)	3,631,424	23,241,114
Pan American Silver Corp.	945,975	23,431,801
Thompson Creek Metals Co., Inc.* (a)	2,284,700	19,602,726

		87,727,960
Utilities 5.2%
Electric Utilities 3.1%
ALLETE, Inc. (a)	659,100	23,444,187
IDACORP, Inc. (a)	596,811	20,924,194
NV Energy, Inc. (a)	1,491,625	19,092,800

		63,461,181
Multi-Utilities 2.1%
TECO Energy, Inc. (a)	1,338,700	22,597,256
Vectren Corp. (a)	850,125	20,862,067

		43,459,323

Total Common Stocks (Cost $1,835,301,939)		1,926,201,930
Closed-End Investment Company 1.0%
Apollo Investment Corp. (a) (Cost $23,013,996)	2,136,475	20,446,066
Securities Lending Collateral 39.6%
Daily Assets Fund Institutional, 0.30% (b) (c) (Cost $812,720,698)	812,720,698	812,720,698
Cash Equivalents 5.1%
Central Cash Management Fund, 0.25% (b) (Cost $104,212,553)	104,212,553	104,212,553

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,775,249,186) †	139.7	2,863,581,247
Other Assets and Liabilities, Net	(39.7)	(813,833,891)

Net Assets	100.0	2,049,747,356

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,786,122,880. At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $77,458,367. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $253,081,276 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $175,622,909.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $794,646,241 which is 38.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,926,201,930	$—	$—	$1,926,201,930
Closed-End Investment Company	20,446,066	—	—	20,446,066
Short-Term Investments(d)	916,933,251	—	—	916,933,251
Total	$2,863,581,247	$—	$—	$2,863,581,247

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010